245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Rutland Square Trust II (the trust): File Nos. 333-139427 and 811-21991

Strategic Advisers Core Income Fund

Strategic Advisers Core Income Multi-Manager Fund

Strategic Advisers Emerging Markets Fund

Strategic Advisers Emerging Markets Fund of Funds

Strategic Advisers Income Opportunities Fund

Strategic Advisers Income Opportunities Fund of Funds

Strategic Advisers International Fund

Strategic Advisers International II Fund

Strategic Advisers International Multi-Manager Fund

Strategic Advisers Small-Mid Cap Fund

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/John Hitt

John Hitt

Secretary of the Trust